CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Cash flows from operating activities:
Net Income	$ 34,966	$ 28,317	$ 10,389
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,393		4,377
Stock-based compensation expense	5,129		1,989
Foreign currency translation	(174)		(89)
Accrued interest, net	(1,181)		(167)
Deferred taxes, net	(248)		295
Accrued severance pay, net	503		198
Gain from sale of property and equipment	(6)		(11)
Net changes in operating assets and liabilities
Accounts receivable, net	29,012		13,547
Prepaid expenses and other current assets	(2,686)		(1,689)
Other assets	8		101
Increase Decrease In Operating Lease Right Of Use Assets	1,617		6,234
Operating Lease liabilities	(2,475)		(6,448)
Accounts payable	(11,102)		2,647
Accrued expenses and other liabilities	(6,069)		(2,672)
Deferred revenues	(1,289)		(1,390)
Payment obligation related to acquisition	(3,123)		785
Net cash provided by operating activities	49,275		28,096
Cash flows from investing activities:
Purchases of property and equipment, net of sales	(435)		(357)
Proceeds from sale of property and equipment	6		2
Short-term deposits, net	(33,400)		(70,300)
Cash paid in connection with acquisitions, net of cash acquired	(9,570)		(3,438)
Net cash used in investing activities	(43,399)		(74,093)
Cash flows from financing activities:
Proceeds from follow-on offering, net	0		60,960
Proceeds from exercise of stock-based compensation	1,294		3,871
Payments of contingent consideration	(9,091)		0
Repayment of long-term loans	0		(8,333)
Net cash provided by (used in) financing activities	(7,797)		56,498
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(177)		(3)
Net increase (decrease) in cash and cash equivalents and restricted cash	(2,098)		10,498
Cash and cash equivalents and restricted cash at beginning of period	105,535	59,376	48,878
Total cash, cash equivalents, and restricted cash	103,437	105,535	59,376
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheet
Cash and cash equivalents	102,398	104,446	58,154
Restricted cash	1,039		1,222
Total cash, cash equivalents, and restricted cash	103,437	$ 105,535	59,376
Cash paid during the period for:
Income taxes	4,159		1,088
Interest	3		195
Non-cash investing and financing activities:
Purchase of property and equipment on credit	$ 83		$ 20